Performance Management	Apr. 28, 2025
Sweep Shares Prospectus | Schwab Government Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s Sweep Shares investment results have varied from year to year, and the following table shows the fund’s Sweep Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s Sweep Shares investment results have varied from year to year, and the following table shows the fund’s Sweep Shares average annual total returns for various periods.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 1.26% Q4 2023 Worst Quarter: 0.00% Q1 2016
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Sweep Shares	4.87%	2.20%	1.41%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Money Market Seven Day Yield Phone	1-877-824-5615
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Prime Advantage Money Fund | Schwab Prime Advantage Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following table shows the fund’s Investor Shares and Ultra Shares (effective November 17, 2017, Select Shares and Premier Shares were consolidated into Ultra Shares) average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following table shows the fund’s Investor Shares and Ultra Shares (effective November 17, 2017, Select Shares and Premier Shares were consolidated into Ultra Shares) average annual total returns for various periods.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 1.33% Q4 2023 Worst Quarter: 0.00% Q3 2015
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2015
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Investor Shares	5.12%	2.41%	1.69%
Ultra Shares	5.28%	2.51%	1.82%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Money Market Seven Day Yield Phone	1-877-824-5615
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Government Money Fund - Investor & Ultra Shares | Schwab Government Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following tables show the fund’s Investor Shares and Ultra Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following tables show the fund’s Investor Shares and Ultra Shares average annual total returns for various periods.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 1.28% Q4 2023 Worst Quarter: 0.00% Q1 2016
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception 1/21/15)
Investor Shares	4.98%	2.27%	1.54%
Average Annual Total Returns as of 12/31/24
	1 Year	Since Inception (9/24/20)
Ultra Shares	5.14%	2.69%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Money Market Seven Day Yield Phone	1-877-824-5615
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following tables show the fund’s Investor Shares and Ultra Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following tables show the fund’s Investor Shares and Ultra Shares average annual total returns for various periods.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 1.28% Q4 2023 Worst Quarter: 0.00% Q1 2016
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Investor Shares	4.96%	2.28%	1.54%
Average Annual Total Returns as of 12/31/24
	1 Year	Since Inception (9/24/20)
Ultra Shares	5.12%	2.70%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Money Market Seven Day Yield Phone	1-877-824-5615
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Retirement Government Money Fund | Schwab Retirement Government Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance.
For current performance information, please see
www.schwabassetmanagement.com/schwabfunds_prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows the fund’s average annual total returns for various periods.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 1.32% Q4 2023 Worst Quarter: 0.00% Q1 2021
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (5/17/16)
Schwab Retirement Government Money Fund	5.14%	2.38%	1.90%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Money Market Seven Day Yield Phone	1-877-824-5615
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/schwabfunds_prospectus
Schwab U.S. Treasury Money Fund | Schwab U.S. Treasury Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following tables show the fund’s Investor Shares and Ultra Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following tables show the fund’s Investor Shares and Ultra Shares average annual total returns for various periods.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 1.29% Q4 2023 Worst Quarter: 0.00% Q1 2021
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (1/17/18)
Investor Shares	4.97%	2.23%	2.07%
Average Annual Total Returns as of 12/31/24
	1 Year	Since Inception (9/24/20)
Ultra Shares	5.13%	2.65%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Money Market Seven Day Yield Phone	1-877-824-5615
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab AMT Tax-Free Money Fund | Schwab AMT Tax-Free Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following tables show the fund’s Investor Shares and Ultra Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following tables show the fund’s Investor Shares and Ultra Shares average annual total returns for various periods.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 0.83% Q4 2023 Worst Quarter: 0.00% Q1 2016
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	0.83%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Investor Shares	3.07%	1.46%	1.03%
Average Annual Total Returns as of 12/31/24
	1 Year	Since Inception (9/24/20)
Ultra Shares	3.23%	1.74%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Money Market Seven Day Yield Phone	1-877-824-5615
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Municipal Money Fund | Schwab Municipal Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following tables show the fund’s Investor Shares and Ultra Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following tables show the fund’s Investor Shares and Ultra Shares average annual total returns for various periods.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 0.83% Q4 2023 Worst Quarter: 0.00% Q1 2021
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	0.83%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Investor Shares	3.08%	1.48%	1.03%
Ultra Shares	3.24%	1.58%	1.15%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Money Market Seven Day Yield Phone	1-877-824-5615
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab California Municipal Money Fund | Schwab California Municipal Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following tables show the fund’s Investor Shares and Ultra Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following tables show the fund’s Investor Shares and Ultra Shares average annual total returns for various periods.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 0.76% Q2 2024 Worst Quarter: 0.00% Q1 2021
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	0.76%
Highest Quarterly Return, Date	Jun. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Investor Shares	2.78%	1.31%	0.93%
Average Annual Total Returns as of 12/31/24
	1 Year	Since Inception (9/24/20)
Ultra Shares	2.93%	1.56%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Money Market Seven Day Yield Phone	1-877-824-5615
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab New York Municipal Money Fund | Schwab New York Municipal Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following tables show the fund’s Investor Shares and Ultra Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following tables show the fund’s Investor Shares and Ultra Shares average annual total returns for various periods.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 0.83% Q4 2023 Worst Quarter: 0.00% Q1 2021
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	0.83%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Investor Shares	3.06%	1.48%	1.04%
Average Annual Total Returns as of 12/31/24
	1 Year	Since Inception (9/24/20)
Ultra Shares	3.21%	1.75%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Money Market Seven Day Yield Phone	1-877-824-5615
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus